INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1998
                           (expressed in U.S. dollars)

  Shares                                                               Value
----------                                                          -----------
            COMMON STOCKS AND WARRANTS (99.3%)

            FINLAND (2.5%)
            MULTI-INDUSTRY
   18,180   Nokia AB .............................................  $ 1,654,532
                                                                    -----------
            TOTAL FINLAND ........................................    1,654,532
                                                                    -----------
            FRANCE (11.8%)
            BANKING
   19,480   Banque National de Paris CI ..........................    1,233,826
                                                                    -----------
            CAPITAL EQUIPMENT
   15,985   Alcatel Alsthom SA ...................................    1,780,938
                                                                    -----------
            ENERGY
   10,400   Elf Aquitaine SA .....................................    1,203,621
   11,500   Total SA .............................................    1,326,788
                                                                    -----------
                                                                      2,530,409
                                                                    -----------
            MEDIA
    5,240   Canal Plus ...........................................    1,271,355
                                                                    -----------
            SERVICES
    4,995   Accor SA .............................................    1,049,185
                                                                    -----------
            TOTAL FRANCE .........................................    7,865,713
                                                                    -----------
            GERMANY (4.8%)
            BANKING
   12,410   Deutsche Pfandbrief-und
              Hypothekenbank AG...................................      996,396
                                                                    -----------
            CAPITAL EQUIPMENT
   19,200   SAP AG ADR ...........................................      810,000
                                                                    -----------
            INSURANCE
    4,092   Allianz AG Registered ................................    1,404,348
                                                                    -----------
            TOTAL GERMANY ........................................    3,210,744
                                                                    -----------
            INDIA (0.0%)
            FINANCE
      550   Industrial Credit & Investment Corp. .................          524
                                                                    -----------
            MATERIALS
    2,100   Reliance Industries, Ltd. GDR ........................        5,436
                                                                    -----------
            TOTAL INDIA ..........................................        5,960
                                                                    -----------
            IRELAND (3.1%)
            BANKING
   50,000   Allied Irish Banks, Plc ..............................      722,139
                                                                    -----------
            CONSUMER NON-DURABLES
  607,000   Waterford Wedgewood, Plc .............................      547,211
                                                                    -----------
            PHARMACEUTICALS
   11,100   Elan Corp., Plc. ADR* ................................      777,694
                                                                    -----------
            TOTAL IRELAND ........................................    2,047,044
                                                                    -----------
            ITALY (11.2%)
            ENERGY
  235,600   Ente Nazionale Idrocarbun
              SpA (ENI) ..........................................    1,403,785
                                                                    -----------
            INSURANCE
   62,000   Assicurazioni Generali ...............................    2,209,318
                                                                    -----------
            TELECOMMUNICATIONS
  239,100   Telecom Italia SpA ...................................    1,727,534
  368,100   Telecom Italia Mobile SpA ............................    2,137,138
                                                                     ----------
                                                                      3,864,672
                                                                    -----------
            TOTAL ITALY ..........................................    7,477,775
                                                                    -----------
            JAPAN (17.0%)
            CHEMICALS
   28,000   Shin-Etsu Chemical Co. ...............................      557,214
      100   Shin-Etsu Chemical Co.
              (Warrants)* ........................................      122,500
                                                                    -----------
                                                                        679,714
                                                                    -----------
            COMPUTER SOFTWARE
   11,300   Meitec Corp. .........................................      218,091
                                                                    -----------
            CONSUMER DURABLES
   46,000   Makita Corp. .........................................      486,121
                                                                    -----------
            CONSUMER ELECTRONICS
   23,000   Canon, Inc. ..........................................      435,023
    5,000   Sony Corp. ...........................................      317,379
                                                                     ----------
                                                                        752,402
                                                                    -----------
            CONSUMER GOODS
   16,000   Honda Motor Co., Ltd. ................................      480,357
   59,000   Kirin Brewery Co., Ltd. ..............................      642,735
   59,000   Suzuki Motor Corp. ...................................      678,667
                                                                     ----------
                                                                      1,801,759
                                                                    -----------
            CONSUMER NON-DURABLES
   15,000   Fuji Photo Film Co., Ltd. ............................      549,408
    6,000   Nintendo Co., Ltd. ...................................      507,463
                                                                     ----------
                                                                      1,056,871
                                                                    -----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1998 (continued)
                           (expressed in U.S. dollars)

   Shares                                                              Value
 ----------                                                         -----------

            JAPAN (continued)
            ELECTRIC COMPONENTS
   53,000   Minebea Co., Ltd. ....................................  $   497,813
    5,000   Rohm Co., Ltd. .......................................      441,757
    8,000   TDK Corp. ............................................      527,020
                                                                     ----------
                                                                      1,466,590
                                                                    -----------
            ELECTRONIC TECHNOLOGY
   11,000   Tokyo Electron, Ltd. .................................      357,608
                                                                    -----------
            FINANCE
       90   Merrill Lynch & Co., Inc.
              International (Warrants)* ..........................       74,250
    4,900   Orix Corp. ...........................................      350,961
                                                                    -----------
                                                                        425,211
                                                                    -----------
            MATERIALS
   23,000   Bridgestone Corp. ....................................      506,047
   22,000   Kurita Water Industries, Ltd. ........................      292,503
                                                                    -----------
                                                                        798,550
                                                                    -----------
            MULTI-INDUSTRY
  178,274   Prospect Japan Fund* .................................      588,304
                                                                    -----------
            PHARMACEUTICALS
   23,000   Santen Pharmaceutical
              Co., Ltd. ..........................................      394,382
   10,000   Yamanouchi Pharmaceutical
              Co., Ltd. ..........................................      286,499
       38   Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)* ..............................       56,050
                                                                    -----------
                                                                        736,931
                                                                    -----------
            REAL ESTATE
    2,000   Oriental Land Co., Ltd. ..............................       79,941
                                                                    -----------
            RETAIL
   11,000   Ito-Yokato Co., Ltd. .................................      641,619
                                                                    -----------
            SERVICES
    8,600   Benesse Corp. ........................................      394,665
    3,000   Credit Saison Co., Ltd. ..............................       70,638
      110   Credit Saison Co., Ltd.
              (Warrants)* ........................................      154,000
   82,000   Daikin Industries, Ltd. ..............................      647,813
                                                                    -----------
                                                                      1,267,116
                                                                    -----------
            TOTAL JAPAN ..........................................   11,356,828
                                                                    -----------
            NETHERLANDS (7.0%)
            CONSUMER GOODS
   37,837   Heineken NV ..........................................    2,014,922
                                                                    -----------
            FINANCE
   28,000   Fortis Amev NV .......................................    1,817,763
                                                                    -----------

            SERVICES
   24,300   Ahold (Kon)NV ........................................      807,637
                                                                    -----------
            TOTAL NETHERLANDS ....................................    4,640,322
                                                                    -----------
            SPAIN (8.1%)
            ENERGY
   25,300   Repsol SA ............................................    1,269,849
                                                                    -----------
            FINANCE
  110,650   Banco Bilbao Vizcaya SA ..............................    1,492,510
   45,961   Banco Santander SA ...................................      841,824
                                                                    -----------
                                                                      2,334,334
                                                                     -----------
            UTILITIES
   39,859   Telefonica de Espana SA ..............................    1,799,682
                                                                    -----------
            TOTAL SPAIN ..........................................    5,403,865
                                                                    -----------
            SWEDEN (5.8%)
            CAPITAL EQUIPMENT
   66,720   Atlas Copco ..........................................    1,555,603
   62,600   Ericsson (LM) Telephone
              Co. Class `B' ......................................    1,411,427
                                                                    -----------
                                                                      2,967,030
                                                                    -----------
            CONSUMER DURABLES
   60,600   Electrolux AB ........................................      912,183
                                                                    -----------
            TOTAL SWEDEN .........................................    3,879,213
                                                                    -----------
            SWITZERLAND (8.3%)
            BANKING
    6,150   Union Bank of Switzerland AG .........................    1,685,771
                                                                    -----------
            CONSUMER NON-DURABLES
      558   Nestle AG Registered .................................    1,185,745
                                                                    -----------
            PHARMACEUTICALS
    1,492   Novartis AG Bearer ...................................    2,683,905
                                                                    -----------
            TOTAL SWITZERLAND ....................................    5,555,421
                                                                    -----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1998 (continued)
                           (expressed in U.S. dollars)

   Shares                                                              Value
  --------                                                          -----------
            UNITED KINGDOM (19.7%)
            BANKING
   35,800   Barclays, Plc ........................................  $   771,150
                                                                    -----------
            CONSUMER GOODS
   84,000   Smithkline Beecham, Plc ..............................    1,050,213
                                                                    -----------

            ENERGY
   99,500   Britsh Petroleum Co., Plc ............................    1,460,495
   79,000   PowerGen, Plc ........................................    1,117,278
                                                                    -----------
                                                                      2,577,773
                                                                    -----------
            FOOD & BEVERAGES
   92,500   Diageo, Plc ..........................................      998,571
                                                                    -----------

            PHARMACEUTICALS
   34,000   Glaxo Wellcome, Plc ..................................    1,056,171
                                                                    -----------

            REAL ESTATE
  119,000   British Land Co., Plc. (The) .........................      956,017
   75,000   Land Securities, Plc .................................    1,057,568
                                                                    -----------
                                                                      2,013,585
                                                                    -----------

            SERVICES
   96,000   BAA, Plc .............................................    1,080,540
   81,000   Granada Group, Plc ...................................    1,220,804
   50,000   Railtrack Group, Plc .................................    1,343,143
                                                                    -----------
                                                                      3,644,487
                                                                    -----------
            TELECOMMUNICATIONS
   76,500   British Telecom, Plc .................................      988,453
                                                                    -----------
            TOTAL UNITED KINGDOM .................................   13,100,403
                                                                    -----------
            TOTAL COMMON STOCKS
              AND WARRANTS
              (identified cost $60,079,355) ......................   66,197,820
                                                                    -----------
            TIME DEPOSIT (5.2%)
3,434,000   State Street Bank
              (Cayman) 4.75%, 11/2/98
              identified cost $3,434,000) ........................    3,434,000
                                                                    -----------

TOTAL INVESTMENTS (identified cost $63,513,355) (a) ...... 104.5%   $69,631,820
CASH AND OTHER ASSETS LESS LIABILITIES ...................  (4.5)    (2,999,239)
                                                           -----    -----------
NET ASSETS ............................................... 100.0%   $66,632,581
                                                           =====    ===========
-------------
*   Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $64,028,898, the aggregate gross unrealized appreciation is $8,023,429, and the aggregate gross unrealized depreciation is $2,420,507, resulting in net unrealized appreciation of $5,602,922.


                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1998
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
     cost $63,513,355) (Note 1) ...............................      $69,631,820
   Cash (including $5,386 in foreign currency) ................            6,032
   Receivables for:
      For investments sold ....................................           92,300
      For capital stock sold ..................................           86,840
   Dividends and other receivables ............................          147,857
   Deferred organizational expense ............................            1,259
                                                                     -----------
           Total Assets .......................................       69,966,108
                                                                     -----------
LIABILITIES:
   Payables for:
      Investments purchased ...................................        1,690,918
      Forward foreign exchange contracts sold (Note 4) ........        1,588,928
      Investment advisory fee (Note 2) ........................           34,593
      Administrative fee (Note 2) .............................            1,872
      Expense reimbursement fee (Note 2) ......................            3,992
      Foreign withholding taxes ...............................           13,224
                                                                     -----------
           Total Liabilities ..................................        3,333,527
                                                                     -----------
NET ASSETS ....................................................      $66,632,581
                                                                     ===========
Net Assets Consist of:
     Paid-in capital ..........................................      $62,098,849
     Net unrealized appreciation ..............................        4,533,732
                                                                     -----------
Net Assets ....................................................      $66,632,581
                                                                     ===========

                       See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1998
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $247,609) ..    $  850,915
         Interest ................................................        65,651
                                                                      ----------
             Total Income ........................................       916,566
                                                                      ----------
      Expenses:
         Investment advisory fee (Note 2) ........................       448,851
         Expense reimbursement fee (Note 2) ......................        58,943
         Administrative fee (Note 2) .............................        23,282
         Amortization of organization expenses (Note 1) ..........           887
                                                                      ----------
             Total Expenses ......................................       531,963
                                                                      ----------
             Net Investment Income ...............................       384,603
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange
         transactions ............................................       933,148
      Net change in unrealized appreciation on investments
         and foreign currency transactions .......................     4,125,305
                                                                      ----------
         Net Realized and Unrealized Gain ........................     5,058,453
                                                                      ----------
      Net Increase in Net Assets Resulting from Operations .......    $5,443,056
                                                                      ==========

                       See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                              For the years ended October 31,
                                                              ------------------------------
                                                                   1998            1997
                                                               ------------    ------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ................................   $    384,603    $    287,078
      Net realized gain on investments and foreign
         exchange transactions .............................        933,148       1,141,921
      Net change in unrealized appreciation (depreciation)
         on investments and foreign currency translations ..      4,125,305        (619,599)
                                                               ------------    ------------

        Net increase in net assets resulting from operations      5,443,056         809,400
                                                               ------------    ------------
  Capital transactions:
      Proceeds from contributions ..........................     35,422,813      10,305,094
      Value of withdrawals .................................    (20,271,095)     (4,561,135)
                                                               ------------    ------------
        Net increase in net assets resulting from
           capital transactions ............................     15,151,718       5,743,959
                                                               ------------    ------------
          Total increase in net assets .....................     20,594,774       6,553,959

NET ASSETS:
  Beginning of year ........................................     46,037,807      39,484,448
                                                               ------------    ------------
  End of year ..............................................   $ 66,632,581    $ 46,037,807
                                                               ============    ============

                        See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period
                           (expressed in U.S. dollars)

                                                                                             For the period
                                                                                              April 1, 1995
                                                        For the years ended October 31,     (commencement of
                                                     ----------------------------------      operations) to
                                                      1998          1997          1996      October 31, 1995
                                                    ---------     ---------     ---------    --------------
Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)......       $66,633      $46,038       $39,484         $28,191
  Expenses as a percentage of average
     net assets................................          0.76%        0.90%        0.90%            0.90%*
  Ratio of net investment income to average
     net assets................................          0.56%        0.63%        0.68%            1.25%*
   Portfolio turnover rate.....................            89%          85%          56%              23%

---------------
  * Annualized

                        See Notes to Financial Statements

                         INTERNATIONAL EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                         INTERNATIONAL EQUITY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            F.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 1998, the Portfolio incurred $448,851 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1998, the Portfolio incurred $23,282 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.76% of the Portfolio's average daily net assets. For the year ended October 31, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $100,625 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

                         INTERNATIONAL EQUITY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

      3. Investment Transactions. For the year ended October 31, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $55,419,909 and $71,977,145, respectively. There were no purchases or sales of U.S. government obligations during the period.

      4. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1998 the International Equity Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at October 31, 1998:

                Contracts        In Exchage          Deliver        Unrealized
               to deliver            For              Date         Depreciation
              -------------      ----------          -------       -------------
     JPY*     1,566,000,000      $11,939,616        12/17/98        $1,588,928

* Japanese Yen.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 1998 and 1997 and the financial highlights for each of the years in the four-year period ended October 31, 1998 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of International Equity Portfolio at October 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 11, 1998

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.